OPERATING DATA - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Trade accounts receivable and other - opening balance	$ 3,661	$ 3,839	$ 5,143
Performance obligations satisfied	62,441	68,275	79,844
Payments received	(62,249)	(68,590)	(80,977)
Impairment of receivables (net of write backs and utilization)	(18)	(165)	0
Recognition (derecognition) of receivables related to business combination and divestments	31	189	190
Foreign exchange and others	(491)	113	(361)
Trade accounts receivable and other - ending balance	$ 3,375	$ 3,661	$ 3,839